Earnings Per Share - Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Gain (loss) attributable to ordinary equity holders of the parent for basic earnings		€ 15,198	€ (179,056)	€ (48,019)
Weighted average number of ordinary shares for basic EPS		235,442	211,499	190,710
Effects of dilution from share options		13,085
Weighted average number of ordinary shares adjusted for the effect of dilution		248,527	211,499	190,710
Basic and diluted, profit / (loss) for the period attributable to ordinary equity holders of the parent	[1]	€ 0.06	€ (0.85)	€ (0.25)

[1]	Numbers of shares for calculating the earnings per share for the years ended December 31, 2019 and December 31, 2018 have been adjusted to reflect capital increase due to 1:18 share split, which occurred on September 18, 2019.